Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives, Property and Equipment, Net	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Electronic equipment	3 years

Schedule of Estimated Useful Lives, Intangible Assets	Estimated useful lives are as follows:
Category	Estimated useful lives
Digital assets	5 years

Schedule of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share for the fiscal years ended June 30, 2025, 2024, and 2023:

	For the Fiscal Years Ended June 30,
	2025	2024	2023
Numerator:
Net income (loss) – basic	$3,876,680	$1,291,667	$969,752
Add: change in fair value of warrants liabilities	(706,668)	—	—
Net income (loss) for the year - diluted	$3,170,012	$1,291,667	$969,752

Denominator:
Weighted average shares outstanding - basic	2,334,136	1,224,000	1,104,533
Add: effect of dilutive securities	62,900
Weighted average shares outstanding - diluted	2,397,036	1,224,000	1,104,533

Earnings (loss) per share - basic	$1.66	$1.06	$0.87
Earnings (loss) per share - diluted	$1.32	$1.06	$0.87

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the CFS:
	June 30, 2025	June 30, 2024	June 30, 2023
Period-end spot rate	7.1586	7.1268	7.2258

	For the Years Ended June 30,
	2025	2024	2023
Average rate	7.1599	7.1592	6.9415